Disposal of finance business (Narrative) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncontrolling Interest, Decrease from Deconsolidation	[1]	¥ 72,777
Capital Commitment		150,000
Loans Receivable, Net		132,000
Capital Contribution Receivable		286,000
Non Cash Consideration For Spin off of Finance Business		150,908	$ 23,095
Finance Business Unit [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Capital Commitment		70,000
Additional Paid-in Capital [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncontrolling Interest, Decrease from Deconsolidation	[1]	¥ 87,781

[1]	In October 2017, the Group completed the disposal of its finance business and the related legal entities of the Group (the “Finance Business”) to an entity majority-owned by Mr. Jinbo Yao, the chief executive officer and also a principal shareholder of the Company. In return, the Group is entitled to profit participation rights in the Finance Business for 40% of its pre-tax profit subsequent to the disposal, and recognized contribution from shareholder amounted to RMB87.8 million accordingly.